Long-term debt - Covenants (Details)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021 USD ($)	Sep. 30, 2021	Jun. 30, 2021 USD ($)	Dec. 31, 2020 USD ($) period
Disclosure of detailed information about borrowings [table]
Minimum interest coverage ratio	2.00	1.25	1.00
Minimum EBITDA | $		$ 30,000,000		$ 70,000,000	$ 25,000,000
Remaining periods eligible to be waived | period					2